Financial assets at amortized cost	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial assets at amortized cost
17.
Financial assets at amortized cost

Non-current financial assets at amortized cost primarily relate to deposits for properties.

Current financial assets at amortized cost, other than trade receivables as disclosed in note 19, include U.S. Treasury Bills (with maturities from purchase date over three months) of £16.3 million (2021: nil).

	December 31,
	2022	2021
	£000s	£000s
Current financial assets at amortized cost – U.S Treasury Bills	16,328	-
Total financial assets at amortized cost - current	16,328	-
Non-current financial assets at amortized cost	284	301
Total financial assets at amortized cost	16,612	301